20. SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2020
Current raw materials and current production supplies [abstract]
Schedule of suppliers
	2020	2019
Energy on spot market – CCEE	490	401
Charges for use of energy network	192	145
Energy purchased for resale	808	764
Itaipu Binacional	325	243
Gas purchased for resale	127	143
Materials and services	416	384
	2,358	2,080